Investments	12 Months Ended
Dec. 31, 2023
Investments [Abstract]
INVESTMENTS

3. INVESTMENTS

Fixed maturity securities available-for-sale, at fair value

The following tables summarize the Company’s fixed maturity available-for-sale securities at December 31, 2023 and 2022:

	December 31, 2023
	Amortised cost basis	Gross unrealized gains	Gross unrealized losses	Allowance for expected credit losses	Fair value
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Foreign governments	13,067	70	(738)	-	12,399
Corporate bonds	776,552	7,950	(30,958)	(353)	753,191
Total	789,619	8,020	(31,696)	(353)	765,590

	December 31, 2022
	Amortised cost basis	Gross unrealized gains	Gross Unrealized losses	Allowance for expected credit losses	Fair value
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Foreign governments	8,625	4	(607)	-	8,022
Corporate bonds	529,686	22	(48,454)	(195)	481,059
Total	538,311	26	(49,061)	(195)	489,081

The following tables summarize gross unrealized losses and estimated fair value for available-for-sale securities by length of time that the securities have continuously been in an unrealized loss position:

	December 31, 2023
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Foreign governments	-	-	8,152	(738)	8,152	(738)
Corporate bonds	38,929	(517)	401,900	(30,441)	440,829	(30,958)
Total	38,929	(517)	410,052	(31,179)	448,981	(31,696)

	December 31, 2022
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Foreign governments	3,154	(178)	4,666	(429)	7,820	(607)
Corporate bonds	298,607	(23,860)	173,002	(24,594)	471,609	(48,454)
Total	301,761	(24,038)	177,668	(25,023)	479,429	(49,061)

At December 31, 2023, the Company held 272 (2022: 300) fixed-maturity securities in an unrealized loss position with a total estimated fair value of USD 448,981 thousand (2022: USD 479,429 thousand) and gross unrealized losses of USD 31,696 thousand (2022: USD 49,061 thousand). Of these securities, 241 (2022: 95) were in a continuous unrealized loss position for greater than 12 months. The Company regularly reviews all fixed-maturity securities within its investment portfolio to determine whether a credit loss has occurred. At December 31, 2023, 76% of the Company’s fixed-maturity securities were rated “A-” or better, and 0.1% were below investment grade or not rated. All of the Company’s fixed maturity securities made expected coupon payments under the contractual terms of the securities. Based on the Company’s review as of December 31, 2023, unrealized losses were caused by interest rate changes or other market factors and were not credit-specific issues.

The contractual maturities of the Company’s fixed maturity available-for-sale securities are shown in the following table:

	December 31, 2023		December 31, 2022
	Fair value	Amortized cost	Fair value	Amortized cost
	USD ’000	USD ’000	USD ’000	USD ’000
Due in one year or less	78,459	79,334	34,658	35,742
Due after one you through to five years	515,337	530,182	362,368	388,764
Due after five you through to ten years	100,801	103,933	64,409	75,576
Due after ten years	70,993	76,170	27,646	38,229
	765,590	789,619	489,081	538,311

Allowance for expected credit losses

The following tables provide the movement of the allowance for expected credit losses of the Company’s fixed maturity available-for-sale debt securities:

	December 31, 2023	December 31, 2022
	Corporate Bonds
	USD ’000	USD ’000

Balance at beginning of year	195	-
Additions for current year allowance for expected credit losses	158	195
Balance at end of year	353	195

Investment Income

	Year ended December 31,
	2023	2022	2021
	USD ’000	USD ’000	USD ’000

Interest income	39,750	20,381	14,049
Dividends from other investments	236	144	78
Dividends from equities	752	571	705
Investment’s custodian fees and other investments expenses	(278)	(149)	(345)
	40,460	20,947	14,487

Net realized gain (loss) on investments

	Year Ended December 31,
	2023	2022	2021
	USD ’000	USD ’000	USD ’000

Realized loss on sale of fixed maturity securities available-for-sale	(477)	(619)	(88)
Realized gain (loss) on sale of equity securities	7,200	(68)	396
	6,723	(687)	308

Net unrealized gain (loss) on investments

	Year Ended December 31,
	2023	2022	2021
	USD ’000	USD ’000	USD ’000

Unrealized gain (loss) on equity securities	3,080	(3,561)	707
Unrealized gain (loss) on other investments	989	(2,225)	912
Unrealized (loss) gain on equity-method investments at fair value	(1,385)	274	(5,328)
	2,684	(5,512)	(3,709)

Change in allowance for expected credit losses on investments

	Year Ended December 31,
	2023	2022	2021
	USD ’000	USD ’000	USD ’000

Change in allowance for expected credit losses for fixed maturity securities available-for-sale	(158)	(195)	-
Change in allowance for expected credit losses on fixed maturity securities held to maturity	526	(166)	(66)
	368	(361)	(66)